Note 23 - Commitments and Contingencies - Minimum Contractual Purchase Commitments Obligation Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 27,290
2026	15,047
2027	3,264
2028	1,576
2029	1,655
Thereafter	7,491
Purchase Obligation	$ 56,323